HELD FOR SALE - Narratives (Details) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2019 USD ($) asset	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($) asset	Dec. 31, 2019 USD ($) property asset	Dec. 31, 2018 USD ($) property	Dec. 31, 2017 USD ($)
Disclosure of financial assets [line items]
Equity accounted investments | $				$ 1,109	$ 1,140	$ 1,006
LP Investments
Disclosure of financial assets [line items]
Proceeds from sales of investment property | $		$ 129	$ 844
LP Investments | U.S.
Disclosure of financial assets [line items]
Number Of Real Estate Properties Sold			9
LP Investments | U.S. | Triple Net Lease
Disclosure of financial assets [line items]
Number Of Real Estate Properties Sold			1
LP Investments | U.S. | Held for sale
Disclosure of financial assets [line items]
Number of real estate properties				10
LP Investments | U.S. | Held for sale | Triple Net Lease
Disclosure of financial assets [line items]
Number of real estate properties | property				6	2
LP Investments | Brazil
Disclosure of financial assets [line items]
Number Of Real Estate Properties Sold			3
LP Investments | Brazil | Held for sale
Disclosure of financial assets [line items]
Number of real estate properties				3
Core Office | Triple Net Lease
Disclosure of financial assets [line items]
Proceeds from sales of investment property | $	$ 541
Core Office | Australia
Disclosure of financial assets [line items]
Number Of Real Estate Properties Sold	2